B7 Other current receivables (Tables)	12 Months Ended
Dec. 31, 2020
Current Assets [Abstract]
Summary of Other Current Receivables
Other current receivables
	2020	2019
Prepaid expenses	1,857	1,418
Advance payments to suppliers	468	412
Derivative assets 1)	1,510	142
Taxes	10,839	9,778
Other	1,340	2,729
Total	16,014	14,479

1)	See also note F1 “Financial risk management.”